Tangible Assets - Property and Equipment (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Real estate
Property and Equipment
Cost of Tangible Assets			$ 27,406,248		$ 29,091,573
Transfer To Investment Property			3,396		(1,751,822)
Additions Tangible Assets			115,643		294,422
Disposals Tangible Assets	[1]	$ (1,955,258)			(227,925)
Depreciations Tangible Assets [Abstract]
Depreciation Of Transfer To Investment Property		356	(49,040)
Depreciation Tangible Assets Accumulated		2,225,087	3,435,794		3,203,525
Depreciation Disposal Tangible Assets	[1]	(1,818,692)	(227,925)
Depreciation for the Period Tangible Assets		607,629	509,234
Carrying Amount of Tangible Assets		23,344,942	23,970,454
Furniture and facilities
Property and Equipment
Cost of Tangible Assets			9,031,914		9,430,753
Gain of control over subsidiaries			7,161		34,399
Additions Tangible Assets			360,821		1,226,582
Disposals Tangible Assets	[1]	(1,346,385)			(1,659,820)
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		3,123,405	3,776,048		3,568,449
Depreciation Disposal Tangible Assets	[1]	(1,477,379)	(1,657,811)
Depreciation for the Period Tangible Assets		824,736	1,858,249
Carrying Amount of Tangible Assets		4,922,945	5,255,866
Rights of use – Real estate
Property and Equipment
Cost of Tangible Assets			3,962,642
Gain of control over subsidiaries	[2]		11,411		24,835
Additions Tangible Assets			429,188		3,937,807	[2]
Disposals Tangible Assets	[1]	(290,628)
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		1,446,051	777,705	[2]
Depreciation Disposal Tangible Assets	[1]	(26,764)
Depreciation for the Period Tangible Assets		695,110	766,294	[2]
Carrying Amount of Tangible Assets		2,655,151	3,184,937	[2]
Machinery and equipment
Property and Equipment
Cost of Tangible Assets			6,300,135		5,776,948
Gain of control over subsidiaries			7,571		13,483
Additions Tangible Assets			1,122,938		1,745,397
Disposals Tangible Assets	[1]	(3,012,796)			(1,235,693)
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		2,269,448	3,707,654		3,079,268
Depreciation Disposal Tangible Assets	[1]	(3,011,959)	(1,234,549)
Depreciation for the Period Tangible Assets		1,573,753	1,855,364
Carrying Amount of Tangible Assets		2,140,829	2,592,481
Constructions in progress
Property and Equipment
Cost of Tangible Assets			437,722		983,305
Additions Tangible Assets			295,844		376,146
Disposals Tangible Assets	[1]	(86,660)			(921,729)
Depreciations Tangible Assets [Abstract]
Carrying Amount of Tangible Assets		646,906	437,722
Automobiles
Property and Equipment
Cost of Tangible Assets			230,895		200,776
Gain of control over subsidiaries			1,540		9,838
Additions Tangible Assets			20,278		20,917
Disposals Tangible Assets	[1]	(98,654)			(636)
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		95,138	178,198		156,834
Depreciation Disposal Tangible Assets	[1]	(103,145)
Depreciation for the Period Tangible Assets		20,085	19,824
Carrying Amount of Tangible Assets		57,381	52,697
Total Property and Equipment
Property and Equipment
Cost of Tangible Assets			47,369,556		45,483,355
Gain of control over subsidiaries			27,683		82,555
Transfer To Investment Property			3,396		(1,751,822)
Additions Tangible Assets			2,344,712		7,601,271
Disposals Tangible Assets	[1]	(6,790,381)			(4,045,803)
Depreciations Tangible Assets [Abstract]
Depreciation Of Transfer To Investment Property		356	(49,040)
Depreciation Tangible Assets Accumulated		9,159,129	11,875,399		$ 10,008,076
Depreciation Disposal Tangible Assets	[1]	(6,437,939)	(3,120,285)
Depreciation for the Period Tangible Assets		3,721,313	5,008,965
Carrying Amount of Tangible Assets		$ 33,768,154	$ 35,494,157

[1]	Includes write-off of fully depreciated items and finalized constructions.
[2]	The Group included in additions the amount net of initial recognition (see note 5.18).